                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

Form 13F File Number: 028-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anton Schutz
Title: President
Phone: 585-770-1770

Signature, Place, and Date of Signing:

   /s/ ANTON SCHUTZ                   Rochester, NY 14618   November 8, 2006
   -------------------------------    -------------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 113
                                        ---------------------

Form 13F Information Table Value Total: $360,609
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                         MENDON CAPITAL ADVISORS CORP.
                           FORM 13F INFORMATION TABLE
                    FOR THE QUARTER ENDED SEPTEMBER 30, 2006

COLUMN 1                  COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
------------------------  --------------  --------- --------- -----------------------  ----------  --------  ------------------
Name of Issuer            Title of Class  CUSIP     Value     Shrs or   Sh/   Put/     Investment  Other      Voting Authority
                                                    (X $1000) Prn Amt   Prin  Call     Discretion  Managers  Sole  Shared  None
------------------------  --------------  --------- --------- --------  ----- -------  ----------  --------  ----- ------ -----
CRMH Holdings...........  com             G2554p103    5775    764851   SH             sole                  764851
Abington Community......  com             00350r106     315    21,000   SH             sole                  21,000
Aflac Nov 45............  com             001055102    1144    25,000         Put      sole                  25,000
Alliance Financial......  com             019205103    4849    257078   SH             sole                  257078
Allstate Jan55..........  com             020002101    3137     50000         Put      sole                  50000
American Bancorp NJ.....  com             02407e104    1185    100000   SH             sole                  100000
American Express Oct
  52.5..................  com             025816109    1398     25000         Put      sole                  25000
American Express Nov....  com             025816109    2797     50000         Put      sole                  50000
American Express Jan
  50....................  com             025816109    2797     50000         Put      sole                  50000
Americredit Oct 22.5....  com             03060r101    1250     50000         Put      sole                  50000
American International
  Group.................  com             026874107    2319     35000   SH             sole                  35000
Annaly Mortgage.........  com             035710409    5256    400000   SH             sole                  400000
AON Corp................  com             037389103     847     25000   SH             sole                  25000
Astoria Financial.......  com             046265104    5255    170500   SH             sole                  170500
Atlantic Coast
  Federal...............  com             048425102    1259     70000   SH             sole                  70000
BB&T Oct 40.............  com             054937107    4336    100000         Put      sole                  100000
BB&T Oct 42.5...........  com             054937107    2168     50000         Put      sole                  50000
Bancorp Rhode Island....  com             059690107   14271    322500   SH             sole                  322500
Bancshares of Florida...  com             05976u102    3120    148000   SH             sole                  148000
Bank of America.........  com             060505104    2625     49000   SH             sole                  49000
Bank of New York........  com             064057102    6347    180000   SH             sole                  180000
Benjamin Franklin.......  com             082073107    1653    118600   SH             sole                  118600
Boardwalk Bank..........  com             09661q103     455     28408   SH             sole                  28408
Bridge Street
  Financial.............  com             10805u109    5258    228825   SH             sole                  228825
Capital One Financial...  com             14040h105    1967     25000   SH             sole                  25000
Centennial Bank
  Holdings..............  com             151345303    7248    748800   SH             sole                  748800
Center Bancorp..........  com             151408101     968     60000   SH             sole                  60000
Central Bancorp.........  com             152418109    3307      1096   SH             sole                  1096

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
COLUMN 1                  COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
------------------------  --------------  --------- --------- -----------------------  ----------  --------  ------------------
Name of Issuer            Title of Class  CUSIP     Value     Shrs or   Sh/   Put/     Investment  Other      Voting Authority
                                                    (X $1000) Prn Amt   Prin  Call     Discretion  Managers  Sole  Shared  None
------------------------  --------------  --------- --------- --------  ----- -------  ----------  --------  ----- ------ -----
Charter Financial
  Corp..................  com             16122m100    4449    111250   SH             sole                  111250
Chicopee Bank...........  com             168565109    8135    547050   SH             sole                  547050
Citigroup Oct 50........  com             172967101    2459     50000         Put      sole                  50000
Citigroup Oct 47.5......  com             172967101    6148    125000         Put      sole                  125000
Citizens South..........  com             176682102   10170    782284   SH             sole                  782284
Clifton Savings Bank....  com             18712q103     252     22500   SH             sole                  22500
Coast Financial.........  com             190354100    2182    131000   SH             sole                  131000
Comerica Oct 55.........  com             240340107    2846     50000         Put      sole                  50000
Compass Bancshres Oct
  55....................  com             20449h109    4274     75000         Put      sole                  75000
Connecticut Bank and
  Trust.................  com             207546102    1822    229700   SH             sole                  229700
Countrywide Oct 35......  com             222372104     876     25000         Put      sole                  25000
Dime Community
  Bancshares............  com             253922108    4419    300000   SH             sole                  300000
Eaton Vance Nov 25......  com             278265103    2875    100000         Put      sole                  100000
Eaton Vance feb 25......  com             278265103     719     25000         Put      sole                  25000
Federal Trust Corp......  com             314012105     977     97700   SH             sole                  97700
First Horizon Nov 40....  com             320517105     950     25000         Put      sole                  25000
First Republic Bank.....  com             336158100     638     15000   SH             sole                  15000
First Fed Financial.....  com             337907109    3120     55000   SH             sole                  55000
First Security..........  com             336312103       8       700   SH             sole                  700
Golden West Financial...  com             381317106    3863     50000         Put      sole                  50000
Great Lakes Bancorp.....  com             390914109    1693    105350   SH             sole                  105350
Hingham Institution.....  com             433323102     802     21000   SH             sole                  21000
Hudson City Savings
  Bank..................  com             443683107   20538   1550002   SH             sole                  1550002
Investors Bancorp.......  com             46146p102   13082    875319   SH             sole                  875319
JP Morgan...............  com             46625h100    2231     47500   SH             sole                  47500
Keycorp Oct 35..........  com             493267108    1872     50000         Put      sole                  50000
Keycorp Dec 35..........  com             493267108    1872     50000         Put      sole                  50000
LSB Corporation.........  com             50215p100    1168     68682   SH             sole                  68682
Lakeshore Bancorp.......  com             510700107     258     23213   SH             sole                  23213
Legacy Bancorp..........  com             52463g105     106      6800   SH             sole                  6800
Legg Mason..............  com             524901105    1009     10000   SH             sole                  10000
Lehman Oct 67.5.........  com             524908100    3693     50000         Put      sole                  50000
MFA Mortgage Inv........  com             55272x102     931    125000   SH             sole                  125000
Marshall & Isley Oct
  45....................  com             571834100    2409     50000         Put      sole                  50000
Marshall & Isley Nov
  45....................  com             571834100     482     10000         Put      sole                  10000
Marshall & Isley Dec
  45....................  com             571834100    3614     75000         Put      sole                  75000
Mellon Financial Nov
  37.5..................  com             58551a108    1944     50000         Put      sole                  50000
Merrill Lynch Oct 75....  com             590188108    1950     25000         Put      sole                  25000

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
COLUMN 1                  COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
------------------------  --------------  --------- --------- -----------------------  ----------  --------  ------------------
Name of Issuer            Title of Class  CUSIP     Value     Shrs or   Sh/   Put/     Investment  Other      Voting Authority
                                                    (X $1000) Prn Amt   Prin  Call     Discretion  Managers  Sole  Shared  None
------------------------  --------------  --------- --------- --------  ----- -------  ----------  --------  ----- ------ -----
Metlife Oct 55..........  com             59156r108    1402     25000         Put      sole                  25000
Millenium Bankshares....  com             60037b106    2290    261700   SH             sole                  261700
National City Oct 35....  com             635405103    1811     50000         Put      sole                  50000
National City Oct
  32.5..................  com             635405103    1811     50000         Put      sole                  50000
National City Nov 35....  com             635405103    2716     75000         Put      sole                  75000
New England
  Bancshares............  com             643863202    3369    263195   SH             sole                  263195
Northfork Bancorp.......  com             659424105    3294    115000   SH             sole                  115000
Northeast Community
  Bank..................  com             664112109    5727    503209   SH             sole                  503209
Omni Financial..........  com             68214u102    1049    100000   SH             sole                  100000
Pacific Mercantile......  com             694552100     810     50000   SH             sole                  50000
Peoples Bank............  com             710198102    9308    235000   SH             sole                  235000
Porter Bancorp..........  com             736233107    2268    100000   SH             sole                  100000
Principal Financial Oct
  50....................  com             74251v102    2714     50000         Put      sole                  50000
Prosperity Bancshares...  com             743606105     511     15000   SH             sole                  15000
Pulaski Financial.......  com             745548107    1502     91300   SH             sole                  91300
Region Financial Nov
  35....................  com             7591ep100    2734     75000         Put      sole                  75000
Renaissance Re Oct 50...  com             G7496g103    2780     50000         Put      sole                  50000
Rome Bancorp............  com             77587p103    5838    454332   SH             sole                  454332
SI Financial............  com             78425w102     118     10000   SH             sole                  10000
SVB Financial...........  com             78486q101     893     20000   SH             sole                  20000
Safeco Oct 55...........  com             786429100    2932     50000         Put      sole                  50000
Safeco Nov 55...........  com             786429100    1466     25000         Put      sole                  25000
Seacoast Banking........  com             811707306    1510     50000   SH             sole                  50000
South Financial Group...  com             837841105     651     25000   SH             sole                  25000
Sovereign Bank Jan 19...  com             845905108    1072     50000         Call     sole                  50000
Sovereign Bank..........  com             845905108   11454    532500   SH             sole                  532500
State National
  Bancshares............  com             857124101    7788    205000   SH             sole                  205000
Sterling Bancshares.....  com             858907108    2633    130000   SH             sole                  130000
Sterling Bancorp........  com             859158107    8658    440400   SH             sole                  440400
Summit Bancorp..........  com             866013105    3506    150000   SH             sole                  150000
Sun American Bancorp....  com             86664a103     111     20950   SH             sole                  20950
Suntrust Bank Oct 75....  com             867914103    1932     25000         Put      sole                  25000
Synergy Financial.......  com             87162v102    7542    468455   SH             sole                  468455
TD Banknorth............  com             87235a101    1733     60000   SH             sole                  60000
Texas United Bank.......  com             882838105    2111     64000   SH             sole                  64000
UCBH Holdings...........  com             90262t308     960     55000   SH             sole                  55000
USB Holding.............  com             902910108    6136    278143   SH             sole                  278143
Valley National.........  com             919794107     831     32500   SH             sole                  32500

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
COLUMN 1                  COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
------------------------  --------------  --------- --------- -----------------------  ----------  --------  ------------------
Name of Issuer            Title of Class  CUSIP     Value     Shrs or   Sh/   Put/     Investment  Other      Voting Authority
                                                    (X $1000) Prn Amt   Prin  Call     Discretion  Managers  Sole  Shared  None
------------------------  --------------  --------- --------- --------  ----- -------  ----------  --------  ----- ------ -----
Wachovia Oct 55.........  com             920003102    2790     50000         Put      sole                  50000
Wachovia Oct 75.........  com             920003102    2790     50000         Put      sole                  50000
Washington Mutual Oct
  42.5..................  com             939322103    2147     50000         Put      sole                  50000
Wauwatosa Holdings......  com             94348p108    3463    196210   SH             sole                  196210
Webster Financial.......  com             947890109    3887     82500   SH             sole                  82500
Wells Fargo Oct Oct
  35....................  com             949746101    3590    100000         Put      sole                  100000
Wells Fargo Oct 32.5....  com             949746101    3590    100000         Put      sole                  100000
Willow Financial........  com             97111w101    3967    253300   SH             sole                  253300
Yardville National......  com             985021104    4272    119800   SH             sole                  119800


                                                     360609